AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 18, 2019

1933 Act File No. 333-230339

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.
Post-Effective Amendment No. 1	/X/

FROST FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania, 19456

(Address of Principal Executive Offices, Zip Code)

1-877-713-7678

(Registrant’s Telephone Number)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 to Frost Family of Fund’s Registration Statement on Form N-14 (File No. 333-230339) is being made solely for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee all as contemplated by Section 3803(b) of the Delaware Statutory Trust Act (the “Delaware Act”). A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, including for errors of judgment or mistakes of fact or law, provided that nothing contained in the Agreement and Declaration of Trust or in the Delaware Act shall protect any Trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a trustee, director, officer, employee or agent of another person (including, but not limited to, a wholly-owned subsidiary) in which the Trust or a series thereof has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law and in the manner provided in the By-Laws.

The officers, employees, Advisory Board (as such term is defined in the 1940 Act) members and agents of the Trust shall be entitled to the protection against personal liability for the obligations of the Trust under Section 3803(c) of the Delaware Act. No officer, employee, Advisory Board member or agent of the Trust shall be liable to the Trust, its shareholders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misconduct, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

(1)(a)	Certificate of Trust of the Registrant, dated December 11, 2018, is incorporated herein by reference to Exhibit (a)(1) to the Registrant's Registration Statement on Form N-1A (File No. 333-229001), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR on December 21, 2018, Accession No. 0001398344-18-018438.

(1)(b)	Registrant’s Agreement and Declaration of Trust, dated December 11, 2018 (the “Agreement and Declaration of Trust”), is incorporated herein by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-1A (File No. 333-229001), filed with the SEC via EDGAR on December 21, 2018, Accession No. 0001398344-18-018438.

(2)	Registrant’s By-Laws, dated December 11, 2018 (the “By-laws”), is incorporated herein by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-1A (File No. 333-229001), filed with the SEC via EDGAR on December 21, 2018, Accession No. 0001398344-18-018438.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is attached as Exhibit D to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)	See Article III and Article V of the Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1)(b) to this Registration Statement.

(6)(a)	Form of Investment Advisory Agreement between the Registrant and Frost Investment Advisors, LLC is incorporated herein by reference to Exhibit (6)(a) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(6)(b)	Form of Expense Limitation Agreement between the Registrant and Frost Investment Advisors, LLC is incorporated herein by reference to Exhibit (6)(b) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(6)(c)	Form of Fee Waiver Agreement between the Registrant and Frost Investment Advisors, LLC is incorporated herein by reference to Exhibit (6)(c) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(7)	Form of Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (7) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(8)	Not Applicable.

(9)	Form of Custodian Agreement between the Registrant and MUFG Union Bank, N.A. is incorporated herein by reference to Exhibit (9) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(10)(a)	Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is incorporated herein by reference to Exhibit (10)(a) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(10)(b)	Shareholder Services Plan dated February 25, 2019 is incorporated herein by reference to Exhibit (10)(b) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(10)(c)	Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to Exhibit (10)(c) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is incorporated herein by reference to Exhibit (11) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(12)	Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.

(13)(a)	Form of Administration Agreement between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (13)(a) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(13)(b)	Form of Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (13)(b) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(14)(a)	Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Exhibit (14)(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on April 25, 2019, Accession No. 0001398344-19-007044.

(14)(b)	Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (14)(b) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(15)	Not Applicable.

(16)	Powers of Attorney, each dated February 25, 2019, for Tom Stringfellow, Robert Nesher, George Sullivan, Joe Grause, Bruce Speca, Michael Beattie and Stephen Connors are incorporated herein by reference to Exhibit (16) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(17)(a)	Form of Proxy Card is incorporated herein by reference to Exhibit (17)(a) to the Registrant's Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on March 15, 2019, Accession No. 0001398344-19-005019.

(17)(b)	Institutional Class Shares Prospectus dated November 28, 2018 for The Advisors’ Inner Circle Fund II (the “Target Trust”), with respect to the Frost Growth Equity Fund, Frost Mid Cap Equity Fund, Frost Value Equity Fund, Frost Low Duration Bond Fund, Frost Municipal Bond Fund, Frost Total Return Bond Fund and Frost Credit Fund (each, a “Target Fund” and together, the “Target Funds”) (the “Institutional Class Shares Prospectus”), is incorporated herein by reference to Post-Effective Amendment No. 239 to the Target Trust’s Registration Statement on Form N-1A filed with the SEC via EDGAR on November 28, 2018, Accession No. 0001398344-18-017107.

(17)(c)	Investor Class Shares Prospectus dated November 28, 2018 for the Target Trust, with respect to the Target Funds (the “Investor Class Shares Prospectus”), is incorporated herein by reference to Post-Effective Amendment No. 239 to the Target Trust’s Registration Statement on Form N-1A filed with the SEC via EDGAR on November 28, 2018, Accession No. 0001398344-18-017107.

(17)(d)	A Class Shares Prospectus dated November 28, 2018 for the Target Trust, with respect to the Frost Total Return Bond Fund and Frost Credit Fund (the “A Class Shares Prospectus” and together with the Institutional Class Shares Prospectus and the Investor Class Shares Prospectus, the “Prospectuses”), is incorporated herein by reference to Post-Effective Amendment No. 239 to the Target Trust’s Registration Statement on Form N-1A filed with the SEC via EDGAR on November 28, 2018, Accession No. 0001398344-18-017107.

(17)(e)	Supplement, dated February 11, 2019 to the Prospectuses, is incorporated herein by reference to the definitive materials filed with the SEC via EDGAR on February 11, 2019 pursuant to Rule 497 under the 1933 Act, Accession No. 0001398344-19-002446.

(17)(f)	Statement of Additional Information dated November 28, 2018 for the Target Funds (the “Statement of Additional Information”) is incorporated herein by reference to Post-Effective Amendment No. 239 to the Target Trust’s Registration Statement on Form N-1A filed with the SEC via EDGAR on November 28, 2018, Accession No. 0001398344-18-017107.

(17)(g)	Supplement, dated February 11, 2019 to the Statement of Additional Information, is incorporated herein by reference to the definitive materials filed with the SEC via EDGAR on February 11, 2019 pursuant to Rule 497 under the 1933 Act, Accession No. 0001398344-19-002446.

(17)(h)	The audited financial statements and related report of the independent public accounting firm included in the Target Trust’s Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to the Target Funds, is incorporated herein by reference to the Annual Certified Shareholder Report on Form N-CSR filed with the SEC via EDGAR on October 5, 2018, Accession No. 0001193125-18-294522.

(17)(i)	The unaudited financial statements included in the Target Trust’s Semi-Annual Report to shareholders for the fiscal period ended January 31, 2019 are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-230339), filed with the SEC via EDGAR on April 25, 2019, Accession No. 0001398344-19-007044.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of July, 2019.

FROST FAMILY OF FUNDS

By:	/s/ Michael Beattie
Michael Beattie, President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	July 18, 2019
Tom Stringfellow

	*	Trustee	July 18, 2019
Robert Nesher

	*	Trustee	July 18, 2019
George Sullivan

	*	Trustee	July 18, 2019
Joe Grause

	*	Trustee	July 18, 2019
Bruce Speca

	/s/ Michael Beattie	President	July 18, 2019
Michael Beattie

	*	Treasurer	July 18, 2019
Stephen Connors

*By:	/s/ Michael Beattie
Michael Beattie
Attorney-in-Fact

EXHIBIT INDEX

(12)	Opinion of Morgan, Lewis & Bockius LLP regarding tax matters